Fair Value of Financial Instruments and Risk Management - Foreign Exchange Hedge (Narrative) (Details) - Foreign net investments - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unhedged foreign net investments	$ 11.5	$ 10.6
Designated as hedginginstrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Long-term debt designated as an effective hedge	$ 2.6	$ 2.9